Employee Benefits	12 Months Ended
Dec. 31, 2011
Employee Benefits
Employee Benefits

12.  Employee Benefits

Defined Contribution Savings Plans

        Aon maintains defined contribution savings plans for the benefit of its U.S. and U.K. employees. The expense recognized for these plans is included in Compensation and benefits in the Consolidated Statements of Income, as follows (in millions):

Years ended December 31	2011	2010	2009

U.S.	$104	$65	$56
U.K.	43	35	38

	$147	$100	$94

Pension and Other Post-retirement Benefits

        Aon sponsors defined benefit pension and post-retirement health and welfare plans that provide retirement, medical, and life insurance benefits. The post-retirement healthcare plans are contributory, with retiree contributions adjusted annually, and the life insurance and pension plans are noncontributory.

        The majority of the Company's plans are closed to new entrants. Effective April 1, 2009, the Company ceased crediting future benefits relating to salary and service in its U.S. defined benefit pension plan. This change affected approximately 6,000 active employees covered by the U.S. plan. For those employees, the Company increased its contribution to the defined contribution savings plan. In 2010, the Company ceased crediting future benefits relating to service in its Canadian defined benefit pension plans. This change affected approximately 950 active employees.

Pension Plans

        The following tables provide a reconciliation of the changes in the projected benefit obligations and fair value of assets for the years ended December 31, 2011 and 2010 and a statement of the funded status as of December 31, 2011 and 2010, for the U.S. plans and material international plans, which are located in the U.K., the Netherlands, and Canada. These plans represent approximately 94% of the Company's projected benefit obligations.

        At December 31, 2010, in accordance with changes to applicable United Kingdom statutes, pensions in deferment will be revalued annually based on the Consumer Prices Index, as opposed to the Retail Prices Index which was previously used. The impact on the projected benefit obligation was a gain that was recorded in Accumulated other comprehensive loss of $124 million and is included in the actuarial gain for 2010.

	U.S.		International
(millions)	2011	2010	2011	2010

Change in projected benefit obligation
At January 1	$2,376	$2,139	$4,812	$4,500
Service cost	—	—	19	15
Interest cost	122	124	267	249
Participant contributions	—	—	1	1
Plan amendment	—	—	12	—
Plan transfer and acquisitions	—	—	17	203
Actuarial loss (gain)	51	34	(32)	(101)
Benefit payments	(115)	(111)	(181)	(183)
Change in discount rate	223	190	651	260
Foreign currency revaluation	—	—	17	(132)

At December 31	$2,657	$2,376	$5,583	$4,812

Accumulated benefit obligation at end of year	$2,657	$2,376	$5,508	$4,737

Change in fair value of plan assets
At January 1	$1,244	$1,153	$4,288	$3,753
Actual return on plan assets	83	175	595	403
Participant contributions	—	—	1	1
Employer contributions	113	27	364	261
Plan transfer and acquisitions	—	—	13	192
Benefit payments	(115)	(111)	(181)	(183)
Foreign currency revaluation	—	—	18	(139)

At December 31	$1,325	$1,244	$5,098	$4,288

Market related value at end of year	$1,410	$1,380	$5,098	$4,288

Amount recognized in Statement of Financial Position at December 31
Funded status	$(1,332)	$(1,132)	$(485)	$(524)
Unrecognized prior-service cost	—	—	28	17
Unrecognized loss	1,480	1,200	2,109	1,836

Net amount recognized	$148	$68	$1,652	$1,329

        Amounts recognized in the Consolidated Statements of Financial Position consist of (in millions):

	U.S.		International
	2011	2010	2011	2010

Prepaid benefit cost (included in Other non-current assets)	$—	$—	$159	$59
Accrued benefit liability (included in Pension, other post retirement, and post employment liabilities)	(1,332)	(1,132)	(644)	(583)
Accumulated other comprehensive loss	1,480	1,200	2,137	1,853

Net amount recognized	148	68	1,652	1,329

        Amounts recognized in Accumulated other comprehensive loss that have not yet been recognized as components of net periodic benefit cost at December 31, 2011 and 2010 consist of (in millions):

	U.S.		International
	2011	2010	2011	2010

Net loss	$1,480	$1,200	$2,109	$1,836
Prior service cost	—	—	28	17

	$1,480	$1,200	$2,137	$1,853

        In 2011, U.S. plans with a projected benefit obligation ("PBO") and an accumulated benefit obligation ("ABO") in excess of the fair value of plan assets had a PBO of $2.7 billion, an ABO of $2.7 billion, and plan assets of $1.3 billion. International plans with a PBO in excess of the fair value of plan assets had a PBO of $3.1 billion and plan assets with a fair value of $2.5 billion, and plans with an ABO in excess of the fair value of plan assets had an ABO of $3.0 billion and plan assets with a fair value of $2.4 billion.

        In 2010, U.S. plans with a PBO and an ABO in excess of the fair value of plan assets had a PBO of $2.4 billion, an ABO of $2.4 billion, and plan assets of $1.2 billion. International plans with a PBO in excess of the fair value of plan assets had a PBO of $2.7 billion and plan assets with a fair value of $2.3 billion, and plans with an ABO in excess of the fair value of plan assets had an ABO of $2.1 billion and plan assets with a fair value of $1.6 billion.

        The following table provides the components of net periodic benefit cost for the plans (in millions):

	U.S.			International
	2011	2010	2009	2011	2010	2009

Service cost	$—	$—	$—	$19	$15	$18
Interest cost	122	124	125	267	249	236
Expected return on plan assets	(120)	(118)	(102)	(287)	(240)	(234)
Amortization of prior-service cost	—	—	(1)	1	1	—
Amortization of net actuarial loss	31	24	28	53	54	41

Net periodic benefit cost	$33	$30	$50	$53	$79	$61

        In addition to the net periodic benefit cost shown above in 2010, the Company recorded a non-cash charge of $49 million ($29 million after-tax) with a corresponding credit to Accumulated other comprehensive income. This charge is included in Compensation and benefits in the Consolidated Statements of Income and represents the correction of an error in the calculation of pension expense for the Company's U.S. pension plan for the period from 1999 to the end of the first quarter of 2010.

        In 2009, a curtailment gain of $83 million was recognized as a result of the Company ceasing crediting future benefits relating to salary and service of the U.S. defined benefit pension plan. Also in 2009, Aon recorded a $5 million curtailment charge attributable to a remeasurement resulting from the decision to cease service accruals for the Canadian plans beginning in 2010. These items are reported in Compensation and benefits in the Consolidated Statements of Income.

        In 2009, a curtailment gain of $10 million was recognized in discontinued operations resulting from the sale of Combined Insurance Company of America ("CICA"). The curtailment gain relates to the Company's U.S. Retiree Health and Welfare Plan, in which CICA employees were allowed to participate through the end of 2008, pursuant to the terms of the sale.

        The weighted-average assumptions used to determine future benefit obligations are as follows:

	U.S.		International
	2011	2010	2011	2010

Discount rate	4.33 – 4.60%	4.35 – 5.34%	4.40 – 4.94%	4.70 – 5.50%
Rate of compensation increase	N/A	N/A	2.25 – 3.55%	2.50 – 4.00%

        The weighted-average assumptions used to determine the net periodic benefit cost are as follows:

	U.S.			International
	2011	2010	2009	2011	2010	2009

Discount rate	4.35 – 5.34%	5.22% – 5.98%	6.00 – 7.08%	4.70 – 5.50%	4.00 – 6.19%	5.62 – 7.42%
Expected return on plan assets	8.80	8.80	8.70	3.20 – 7.20	4.70 – 7.00	5.48 – 7.00
Rate of compensation increase	N/A	N/A	N/A	2.00 – 4.00	2.50 – 3.60	3.25 – 3.50

        The amounts in Accumulated other comprehensive loss expected to be recognized as components of net periodic benefit cost during 2012 are $43 million in the United States and $60 million internationally.

Expected Return on Plan Assets

        To determine the expected long-term rate of return on plan assets, the historical performance, investment community forecasts and current market conditions are analyzed to develop expected returns for each asset class used by the plans. The expected returns for each asset class are weighted by the target allocations of the plans. The expected return on plan assets in the U.S. of 8.80% reflects a portfolio that is seeking asset growth through a higher equity allocation while maintaining prudent risk levels.  The portfolio contains certain assets that have historically resulted in higher returns and other instruments to minimize downside risk.

        No plan assets are expected to be returned to the Company during 2012.

Fair value of plan assets

        The Company determined the fair value of plan assets through numerous procedures based on the asset class and available information. See Note 15 "Fair Value Measurements and Financial Instruments" for a description of the procedures performed to determine the fair value of the plan assets. The fair values of Aon's U.S. pension plan assets at December 31, 2011 and December 31, 2010, by asset category, are as follows (in millions):

		Fair Value Measurements Using
Asset Category	Balance at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Cash and cash equivalents (1)	$22	$22	$—	$—
Equity investments: (2)
Large cap domestic	151	151	—	—
Small cap domestic	58	—	58	—
Large cap international	97	9	88	—
Equity derivatives	173	63	110	—
Fixed income investments: (3)
Corporate bonds	355	—	355	—
Government and agency bonds	116	—	116	—
Asset-backed securities	18	—	18	—
Fixed income derivatives	83	—	83	—
Other investments:
Alternative investments (4)	191	—	—	191
Commodity derivatives (5)	19	—	19	—
Real estate and REITS (6)	42	42	—	—

Total	$1,325	$287	$847	$191

(1)
Consists of cash and institutional short-term investment funds.

(2)
Consists of equity securities, equity derivatives, and pooled equity funds.

(3)
Consists of corporate and government bonds, asset-backed securities, and fixed income derivatives.

(4)
Consists of limited partnerships, private equity and hedge funds.

(5)
Consists of long-dated options on a commodity index.

(6)
Consists of exchange traded REITS.

		Fair Value Measurements Using
Asset Category	Balance at December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Highly liquid debt instruments (1)	$27	$1	$26	$—
Equity investments: (2)
Large cap domestic	247	247	—	—
Small cap domestic	22	—	22	—
Large cap international	11	11	—	—
Small cap global	—	—	—	—
Equity derivatives	231	—	231	—
Fixed income investments: (3)
Corporate bonds	395	—	395	—
Government and agency bonds	50	—	50	—
Asset-backed securities	5	—	5	—
Fixed income derivatives	6	—	6	—
Other investments:
Alternative investments (4)	193	—	—	193
Commodity derivatives (5)	18	—	18	—
Real estate and REITS (6)	39	39	—	—

Total	$1,244	$298	$753	$193

(1)
Consists of cash and institutional short-term investment funds.

(2)
Consists of equity securities and equity derivatives.

(3)
Consists of corporate and government bonds, asset-backed securities, and fixed income derivatives.

(4)
Consists of limited partnerships, private equity and hedge funds.

(5)
Consists of long-dated options on a commodity index.

(6)
Consists of exchange traded REITS.

        The following table presents the changes in the Level 3 fair-value category for the years ended December 31, 2011 and December 31, 2010 (in millions):

Fair Value Measurement Using Level 3 Inputs

Balance at January 1, 2010	$138
Actual return on plan assets:
Relating to assets still held at December 31, 2010	1
Relating to assets sold during 2010	8
Purchases, sales and settlements	35
Transfer in/(out) of level 3	11

Balance at December 31, 2010	193
Actual return on plan assets:
Relating to assets still held at December 31, 2011	(8)
Relating to assets sold during 2011	1
Purchases, sales and settlements	5
Transfer in/(out) of Level 3	—

Balance at December 31, 2011	$191

        The fair values of Aon's major international pension plan assets at December 31, 2011 and December 31, 2010, by asset category, are as follows (in millions):

		Fair Value Measurements Using
	Balance at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Cash & cash equivalents	$276	$276	$—	$—
Equity investments:
Pooled funds: (1)
Global	960	—	960	—
Europe	347	—	347	—
North America	56	—	56	—
Equity securities — global (2)	128	128	—	—
Derivatives (2)	11	—	11	—
Fixed income investments:
Pooled funds (1)
Fixed income securities	823	—	823	—
Derivatives	21	—	21	—
Fixed income securities (3)	1,355	1,299	56	—
Annuities	419	—	—	419
Derivatives (3)	178	—	178	—
Other investments:
Pooled funds: (1)
Commodities	26	—	26	—
REITS	4	—	4	—
Real estate (4)	134	—	—	134
Derivatives	14	—	14	—
Alternative investments (5)	346	—	—	346

Total	$5,098	$1,703	$2,496	$899

(1)
Consists of various equity, fixed income, commodity, and real estate mutual fund type investment vehicles.

(2)
Consists of equity securities and equity derivatives.

(3)
Consists of corporate and government bonds and fixed income derivatives.

(4)
Consists of property funds and trusts holding direct real estate investments.

(5)
Consists of limited partnerships, private equity and hedge funds.

		Fair Value Measurements Using
Asset Category	Balance at December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Cash & cash equivalents	$54	$54	$—	$—
Equity investments:
Pooled funds: (1)
Global	823	—	661	162
Europe	574	—	574	—
North America	133	—	133	—
Asia Pacific	67	—	67	—
Other equity securities — global (2)	129	121	8	—
Fixed income investments:
Pooled funds (1)	947	—	907	40
Fixed income securities (3)	805	—	805	—
Annuities	380	—	—	380
Derivatives (3)	(28)	—	(28)	—
Other investments:
Pooled Funds: (1)
Commodities	34	—	34	—
REITS	8	—	8	—
Real estate (4)	127	—	—	127
Alternative investments (5)	235	—	17	218

Total	$4,288	$175	$3,186	$927

(1)
Consists of various equity, fixed income, commodity, and real estate mutual fund type investment vehicles.

(2)
Consists of equity securities and equity derivatives.

(3)
Consists of corporate and government bonds and fixed income derivatives.

(4)
Consists of property funds and trusts holding direct real estate investments.

(5)
Consists of limited partnerships, private equity and hedge funds.

        The following table presents the changes in the Level 3 fair-value category for the years ended December 31, 2011 and December 31, 2010 (in millions):

	Fair Value Measurements Using Level 3 Inputs
	Global	Fixed	Annuities	Real Estate	Alternative Investments	Total

Balance at January 1, 2010	$145	$—	$432	$136	$33	$746
Actual return on plan assets:
Relating to assets still held at December 31, 2010	20	2	(38)	9	7	—
Relating to assets sold during 2010	2	—	—	—	2	4
Purchases, sales and settlements	10	38	—	(12)	176	212
Foreign Exchange	(15)	—	(14)	(6)	—	(35)

Balance at December 31, 2010	162	40	380	127	218	927
Actual return on plan assets:
Relating to assets still held at December 31, 2011	—	—	35	3	—	38
Relating to assets sold during 2011	—	—	—	—	1	1
Purchases, sales and settlements	—	—	—	2	86	88
Transfers in/(out) of Level 3 (1)	(162)	(40)	—	1	41	(160)
Foreign Exchange	—	—	4	1	—	5

Balance at December 31, 2011	$—	$—	$419	$134	$346	$899

(1)
During 2011, a pooled global equity fund with a fair value of $162 million was transferred from Level 3 to Level 2 due to increased observability of the inputs. Additionally, a fund of funds with a fair value of $40 million was reclassified within Level 3 to be consistent with other similar fund of funds classified as Alternative Investments within the fair value hierarchy.

Investment Policy and Strategy

        The U.S. investment policy, as established by the Aon Retirement Plan Governance and Investment Committee ("RPGIC"), seeks reasonable asset growth at prudent risk levels within target allocations, which are 49% equity investments, 30% fixed income investments, and 21% other investments. Aon believes that plan assets are well-diversified and are of appropriate quality. The investment portfolio asset allocation is reviewed quarterly and re-balanced to be within policy target allocations. The investment policy is reviewed at least annually and revised, as deemed appropriate by the RPGIC. The investment policies for international plans are generally established by the local pension plan trustees and seek to maintain the plans' ability to meet liabilities and to comply with local minimum funding requirements. Plan assets are invested in diversified portfolios that provide adequate levels of return at an acceptable level of risk. The investment policies are reviewed at least annually and revised, as deemed appropriate to ensure that the objectives are being met. At December 31, 2011, the weighted average targeted allocation for the international plans was 43% for equity investments and 57% for fixed income investments.

Cash Flows

Contributions

        Based on current assumptions, Aon expects to contribute approximately $237 million and $304 million, respectively, to its U.S. and international pension plans during 2012.

Estimated Future Benefit Payments

        Estimated future benefit payments for plans are as follows at December 31, 2011 (in millions):

	U.S.	International

2012	$137	$164
2013	147	172
2014	142	180
2015	148	187
2016	146	198
2017 – 2021	753	990

U.S. and Canadian Other Post-Retirement Benefits

        The following table provides an overview of the accumulated projected benefit obligation, fair value of plan assets, funded status and net amount recognized as of December 31, 2011 and 2010 for the Company's other post-retirement benefit plans located in the U.S. and Canada (in millions):

	2011	2010

Accumulated projected benefit obligation	$134	$119
Fair value of plan assets	20	22

Funded status	(114)	(97)

Unrecognized prior-service credit	(8)	(11)
Unrecognized loss	25	9

Net amount recognized	$(97)	$(99)

        Other information related to the Company's other post-retirement benefit plans are as follows:

	2011	2010	2009

Net periodic benefit cost recognized (millions)	$6	$4	$4
Weighted-average discount rate used to determine future benefit obligations	4.33 – 5.00%	4.92 – 6.00%	5.90 – 6.19%
Weighted-average discount rate used to determine net periodic benefit costs	4.92 – 6.00%	5.90 – 6.19%	6.22 – 7.50%

        Amounts recognized in Accumulated other comprehensive loss that have not yet been recognized as components of net periodic benefit cost at December 31, 2011 are $25 million and $8 million of net loss and prior service credit, respectively. The amount in accumulated other comprehensive income expected to be recognized as a component of net periodic benefit cost during 2012 is $2 million and $3 million of net loss and prior service credit, respectively.

        Based on current assumptions, Aon expects:

  •
  To contribute $7 million to fund material other post-retirement benefit plans during 2012.

  •
  Estimated future benefit payments will be approximately $9 million each year for 2012 through 2016, and $49 million in aggregate for 2017-2021.

        The accumulated post-retirement benefit obligation is increased by $5 million and decreased by $4 million by a respective 1% increase or decrease to the assumed health care trend rate. The service cost and interest cost components of net periodic benefits cost is increased by $1 million and decreased by $1 million by a respective 1% increase or decrease to the assumed healthcare trend rate.

        For most of the participants in the U.S. plan, Aon's liability for future plan cost increases for pre-65 and Medical Supplement plan coverage is limited to 5% per annum. Because of this cap, net employer trend rates for these plans are effectively limited to 5% per year in the future. During 2007, Aon recognized a plan amendment that phases out post-65 retiree coverage in its U.S. plan over the next three years. The impact of this amendment on net periodic benefit cost is being recognized over the average remaining service life of the employees.